Other Assets - Schedule of Other Assets by Type (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [abstract]
Net defined benefit assets		€ 527	€ 542
Investment properties		54	65
Property development and obtained from foreclosures		124	137
Accrued interest and rents		51	4,528
Other accrued assets		732	753
Amounts to be settled		4,248	4,097
Other		2,696	2,965
Other assets total	[1]	€ 8,433	€ 13,087

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.